Earnings Per Share - Schedule of Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income	$ 122	$ 460	$ 448	$ 1,074	$ 1,346	$ 1,343	$ 1,460
Denominator:
Weighted average common shares outstanding – basic (in shares)	173.4	172.7	173.1	172.7
Dilution associated with stock-based compensation plans (in shares)	0.5	0.0	0.3	0.0
Weighted average common shares outstanding – diluted (in shares)	173.9	172.7	173.4	172.7
Basic earnings per share (in dollars per share)	$ 0.70	$ 2.66	$ 2.59	$ 6.22
Diluted earnings per share (in dollars per share)	$ 0.70	$ 2.66	$ 2.58	$ 6.22